Share-based payments - Expense (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payments
Total share-based payment expense	R (218)	R (383)	R (512)
Cash-settled share-based payment expense	(194)	(232)	(354)
Equity-settled share-based payment expense	(24)	(151)	(158)
Expense from movement in grant date fair value	(507)	267	122
Expense from movement in post grant date fair value	(313)	(35)	232
Sibanye-Stillwater 2020 Share Plan, 2021 Share Plan and 2022 Share Plan (cash-settled scheme)
Share-based payments
Total share-based payment expense	(194)	(232)	(226)
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme)
Share-based payments
Total share-based payment expense	(5)	(132)	(145)
DRDGOLD (equity-settled scheme)
Share-based payments
Total share-based payment expense	(19)	(19)	(13)
DRDGOLD (cash-settled scheme)
Share-based payments
Total share-based payment expense	R 0	R 0	R (128)